Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Schedule of Other Assets [Table Text Block]
The components of other assets were as follows.

December 31, ($ in millions)	2012	2011
Property and equipment at cost	$693	$1,152
Accumulated depreciation	(411)	(787)
Net property and equipment	282	365
Restricted cash collections for securitization trusts (a)	2,983	1,596
Fair value of derivative contracts in receivable position	2,298	5,687
Collateral placed with counterparties	1,290	1,448
Deferred tax asset (b)	1,190	238
Restricted cash and cash equivalents	889	1,381
Other accounts receivable	525	1,110
Cash reserve deposits held-for-securitization trusts (c)	442	838
Unamortized debt issuance costs	425	612
Nonmarketable equity securities	303	419
Interests retained in financial asset sales	154	231
Accrued interest and rent receivable	147	232
Real estate and other investments	98	385
Servicer advances	92	2,142
Prepaid expenses and deposits	60	568
Goodwill	27	518
Other assets	703	971
Total other assets	$11,908	$18,741

(a)	Represents cash collection from customer payments on securitized receivables. These funds are distributed to investors as payments on the related secured debt.

(b)	The increase in the deferred tax asset represents the release of a material portion of our U.S. valuation allowance. Refer to Note 23 for more information.

(c)	Represents credit enhancement in the form of cash reserves for various securitization transactions.

Schedule of Goodwill [Table Text Block]
The changes in the carrying amounts of goodwill for the periods shown were as follows.

($ in millions)	Automotive Finance operations	Insurance operations	Total
Goodwill at January 1, 2010	$469	$57	$526
Transfer of assets of discontinued operations held-for-sale	(1)	(1)	(2)
Foreign-currency translation	—	1	1
Goodwill at December 31, 2010	$468	$57	$525
Transfer of assets of discontinued operations held-for-sale	—	(4)	(4)
Foreign-currency translation	—	(3)	(3)
Goodwill at December 31, 2011	$468	$50	$518
Transfer of assets of discontinued operations held-for-sale	(468)	(23)	(491)
Goodwill at December 31, 2012	$—	$27	$27